COMMITMENTS	12 Months Ended
Nov. 30, 2021
Commitments [Abstract]
COMMITMENTS [Text Block]

15.  COMMITMENTS

As at November 30, 2021, the Company has the following commitments:

The Company signed a consulting agreement with an unrelated party whereby the consultant will assist the expansion of the Company's network in Europe. The agreement commenced in October 2021 for a period of 12 months with a monthly fee of $90,000.

PRT UK has a license fee agreement whereby it will lease a parcel of land for an annual fee of £1,500 until April 30, 2024.

PRT USA has a warehouse lease until June 3, 2022 with a monthly fee of US$1,500.

In November 2018, PRT USA entered into two-year lease agreement for leased premises (Note 16) in Plymouth, Massachusetts, commenced December 1, 2018 and ended on November 30, 2020. On December 31, 2020, the Company renewed this lease agreement to November 30, 2023. The minimum base rent for the remaining lease term are: US$3,188 per month from December 1, 2021 to November 30, 2022; and US$3,284 per month from December 1, 2022 to November 30, 2023 (Note 16).

On April 1, 2020 the Company entered into an agreement with a Director of the Company to provide consulting services. In line with this, the Company shall pay $250,000 annually either through cash in 12 monthly installments at the end of each calendar month or through the issuance of such number of common shares of the Company of equal value in four equal quarterly installments, in arrears (Note 8).

The Company has certain commitments related to key management compensation for approximately $35,875 per month with no specific expiry of terms (Note 8).